CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash	$ 9,278	$ 7,366
Denominated In U S Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,218	2,334
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	6,270	2,620
Denominated In Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 1,790	$ 2,412